Bank indebtedness (Tables)	12 Months Ended
Mar. 30, 2013
Debt Disclosure [Abstract]
Summary of Company's Senior Credit Facility

The information concerning the Company’s senior secured credit facility is as follows:

	Fiscal Year Ended
	March 30, 2013	March 31, 2012
	(In thousands)
Maximum borrowing outstanding during the year	$100,548	$88,143
Average outstanding balance during the year	$78,371	$71,045
Weighted average interest rate for the year	3.6%	3.6%
Effective interest rate at year-end	3.6%	3.6%